SHARE-BASED COMPENSATION (Details) - 2011 Plan [Member] - $ / shares		12 Months Ended
	Jul. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of RSUs
Expect to vest as of December 31, 2016		61,038,032
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		61,038,032	31,303,540	39,249,022
Options [Member]
Weighted average grant date fair value
Unvested options	32,028,700
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	0.20
Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION [Line Item]
Recognition period		2 years
Number of RSUs
Outstanding at beginning of year
Granted		10,430,000	28,841,700
Forfeited and expired			(201,800)
Vested		28,639,900	28,639,900
Vested and expect to vest		10,430,000
Expect to vest as of December 31, 2016		10,430,000
Weighted average grant date fair value
Outstanding at beginning of year
Granted		0.133	0.265
Forfeited and expired			0.265
Vested			0.265
Outstanding at end of year		0.133
Expect to vest as of December 31, 2016		$ 0.133
Unvested options	10,430,000
First tranche [Member] | Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION [Line Item]
Vesting percentage	100.00%	50.00%
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	100.00%	50.00%
Second tranche [Member] | Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION [Line Item]
Vesting percentage		50.00%
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%